Derivative Liabilities:	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

Note 10 – Derivative Liabilities:

Derivative warrant liability

The Company has warrants outstanding with price protection provisions that allow for the reduction in the exercise price of the warrants in the event the Company subsequently issues stock or securities convertible into stock at a price lower than the exercise price of the warrants. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased or decreased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment.

Accounting for Derivative Warrant Liability

The Company’s derivative warrant instruments have been measured at fair value at April 30, 2013 and July 31, 2012 using the binomial lattice model. The Company recognizes all of its warrants with price protection in its consolidated balance sheets as a liability. The liability is revalued at each reporting period and changes in fair value are recognized currently in the consolidated statements of operations. The initial recognition and subsequent changes in fair value of the derivative warrant liability have no effect on the Company’s consolidated cash flows.

The derivative warrants outstanding at April 30, 2013 are all currently exercisable with a weighted-average remaining life of 3.4 years.

The revaluation of the warrants at each reporting period, as well as the charges associated with issuing additional warrants due to the price protection features, resulted in the recognition of a loss of $1,092,504 within the Company’s consolidated statements of operations for the nine months ended April 30, 2013 and a loss of $1,603,720 for the nine months ended April 30, 2012, which is included in the consolidated statement of operations under the caption “Change in fair value of derivative liabilities”. The fair value of the warrants at April 30, 2013 and July 31, 2012 was $3,436,312 and $4,081,627, respectively, which is reported on the consolidated balance sheets under the caption “Derivative Warrant Liability”. The following summarizes the changes in the value of the derivative warrant liability from August 1, 2011 until April 30, 2013:

	Value	No. of Warrants
Balance at August 1, 2011 – Derivative warrant liability	$8,745,508	80,234,017
Exercise of warrants classified as derivative liability	(7,230,734)	(49,863,260)
Additional warrants issued in February 2012 financing	1,811,746	13,333,333
Additional warrants from price protection features of existing warrants	1,548,813	11,444,440
Decrease in fair value of derivative warrant liability	(793,706)	n/a
Balance at July 31, 2012 – Derivative warrant liability	$4,081,627	55,148,530
Additional warrants issued in August 2012 financing	624,797	9,375,000
Additional warrants issued in December 2012 financing	762,355	24,999,999
Additional warrants from price protection features of existing warrants	7,484,550	236,219,094
Exercise of warrants	(3,116,589)	(110,405,097)
Decrease in fair value of derivative warrant liability	(6,400,428)	n/a
Balance at April 30, 2013 – Derivative warrant liability	$3,436,312	215,337,526

Fair Value Assumptions Used in Accounting for Derivative Warrant Liability

The Company has determined its derivative warrant liability to be a Level 2 fair value measurement and has used the binominal lattice pricing model to calculate the fair value as of April 30, 2013 and July 31, 2012. The binomial lattice model requires six basic data inputs: the exercise or strike price, time to expiration, the risk free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Because the warrants contain the price protection feature, the probability that the exercise price of the warrants would decrease as the stock price decreased was incorporated into the valuation calculations. The key inputs used in the April 30, 2013 and July 31, 2012 fair value calculations were as follows:

	April 30, 2013	July 31, 2012
	(Unaudited)	(Audited)
Current exercise price	$0.03	$0.15
Time to expiration	3.37 years	3.9 years
Risk-free interest rate	0.50%	0.45%
Estimated volatility	88%	104%
Dividend	-0-	-0-
Stock price at period end date	$0.026	$0.093

Note 12 - Derivative Liabilities:

Derivative warrant liability

The Company has warrants outstanding with price protection provisions that allow for the reduction in the exercise price of the warrants in the event the Company subsequently issues stock or securities convertible into stock at a price lower than the exercise price of the warrants. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased or decreased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment.

Accounting for Derivative Warrant Liability

The Company’s derivative warrant instruments have been measured at fair value at July 31, 2012 and 2011 using the binomial lattice model. The Company recognizes all of its warrants with price protection in its consolidated balance sheets as a liability. The liability is revalued at each reporting period and changes in fair value are recognized currently in the consolidated statements of operations. The initial recognition and subsequent changes in fair value of the derivative warrant liability have no effect on the Company’s consolidated cash flows.

The derivative warrants outstanding at July 31, 2012 are all currently exercisable with a weighted-average remaining life of 3.9 years.

The revaluation of the warrants at each reporting period, as well as the charges associated with issuing additional warrants due to the price protection features, resulted in the recognition of a loss of $755,107 within the Company’s consolidated statements of operations for the fiscal year ended July 31, 2012 and recognition of income of $2,220,916 for the fiscal year ended July 31, 2011, which is included in the total under the caption “Change in fair value of derivative liabilities”. The fair value of the warrants at Jul 31, 2012 and July 31, 2011 was $4,081,627 and $8,745,508, respectively, which is reported on the consolidated balance sheets under the caption “Derivative Warrant Liability”. The following summarizes the changes in the value of the derivative warrant liability from August 1, 2010 until July 31, 2012:

	Value	No. of Warrants
Balance at August 1, 2010 – Derivative warrant liability	$5,679,721	16,503,340
Additional warrants issued in January to April 2011 financings	3,415,536	16,056,000
Additional warrants issued in July 2011 financing	1,871,167	17,166,666
Additional warrants from price protection features of existing warrants	3,867,678	30,508,011
Decrease in fair value of derivative warrant liability	(6,088,594)	n/a
Balance at July 31, 2011 – Derivative warrant liability	8,745,508	80,234,017
Exercise of warrants classified as derivative liability	(7,230,734)	(49,863,260)
Additional warrants issued in February 2012 financing	1,811,746	13,333,333
Additional warrants from price protection features of existing warrants	1,548,813	11,444,440
Decrease in fair value of derivative warrant liability	(793,706)	n/a
Balance at July 31, 2012 – Derivative warrant liability	$4,081,627	55,148,530

Fair Value Assumptions Used in Accounting for Derivative Warrant Liability

The Company has determined its derivative warrant liability to be a Level 2 fair value measurement and has used the binominal lattice pricing model to calculate the fair value as of July 31, 2012 and 2011. The binomial lattice model requires six basic data inputs: the exercise or strike price, time to expiration, the risk free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Because the warrants contain the price protection feature, the probability that the exercise price of the warrants would decrease as the stock price decreased was incorporated into the valuation calculations. The key inputs used in the July 31, 2012 and 2011 fair value calculations were as follows:

	July 31, 2012	July 31, 2011

Current exercise price	$0.15	$0.15 and $0.25
Time to expiration	3.9 years	4.7 years
Risk-free interest rate	0.45%	1.23%
Estimated volatility	104%	108%
Dividend	-0-	-0-
Stock price at period end date	$0.093	$0.13

Derivative additional investment rights liability

The benefit received by the participants in the July 2011 Series A 9% Convertible Preferred Stock transaction (see Note 11) in respect to the right to make an additional investment with the same terms as the July 2011 transaction was determined to be an embedded derivative instrument and was measured at fair value using the binomial lattice model. The liability was revalued at each subsequent reporting period prior to its expiry in July 2012 and any changes in fair value were recognized in the consolidated statements of operations. The initial recognition and subsequent changes in fair value of the derivative additional investment rights liability had no effect on the Company’s cash flows.

Fair Value Assumptions Used in Accounting for Derivative Additional Investment Rights Liability

The Company has determined the derivative additional investment rights liability to be a Level 2 fair value measurement and has used the binominal lattice pricing model to measure the fair value. The fair value of the derivative liability associated with the additional investment rights was determined to be $515,000 at July 31, 2011 and $0 at July 31, 2012, as the right expired on July 8, 2012. The key inputs used in the fair value calculation at July 31, 2011 were as follows:

July 31, 2011

Underlying number of units of convertible preferred stock	2,575
Underlying number of warrants	17,166,667
Current exercise price of warrants	$0.25
Current conversion price of preferred stock	$0.15
Time to expiration	1.0 years
Risk-free interest rate	1.23%
Estimated volatility	58%
Dividend	-0-
Stock price	$0.13

The revaluation of the additional investment rights in the fiscal year ended July 31, 2012, resulted in the recognition of a gain of $326,333 within the Company’s consolidated statements of operations, which is included in the total under the caption “Change in fair value of derivative liabilities”. In addition, $841,333 was transferred to equity, as a result of the partial exercise of the additional investment rights in the fiscal year ended July 31, 2012.